                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-4964


                      CREDIT SUISSE NEW YORK MUNICIPAL FUND
             ------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
             ------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                      Credit Suisse New York Municipal Fund
                              466 Lexington Avenue
                          New York, New York 10017-3147

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2003

Date of reporting period: April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2003
(UNAUDITED)

- CREDIT SUISSE
  NEW YORK MUNICIPAL FUND

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE FUND HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2003; THESE VIEWS AND FUND HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2003

                                                                    May 20, 2003

Dear Shareholder:

   For the six months ended April 30, 2003, the Common Class and Class A shares of Credit Suisse New York Municipal Fund(1) (the "Fund") returned 2.82%(2) and 2.88%,(2) respectively, versus a gain of 3.51% for the Lehman Brothers 5 Year Municipal Bond Index.(3)

   Although the Fund generated a positive return during the period, it did not keep pace with its Lehman Brothers 5 Year Municipal Bond Index benchmark. In general, this was due to our belief that a relatively defensive investment stance was appropriate. It thus made sense to us to position the portfolio conservatively.

   Accordingly, we maintained the overall approach we have taken in the Fund for some time. Key aspects of our approach included:

   - We kept the portfolio's average maturity shorter than that of the benchmark, believing that this would help to reduce potential downside risk, given the uncertainty in the overall economy.

   - We continued to allocate a slightly higher degree of the portfolio to New York City paper than the benchmark does, based on our analysis that the risk of a downgrade in the City's debt rating was already reflected in the price of its bonds. New York City paper underperformed the benchmark, meaning that our above-benchmark allocation hurt relative performance.

   - We occasionally kept cash reserves at levels that were somewhat higher than normal, in anticipation of purchasing securities at valuations we deemed to be more attractive.

   Several factors helped our relative performance. We held a number of securities that became prerefunded and escrowed in U.S. Treasury securities, and their prices gained from the ensuing increase in their credit quality. In addition, we owned premium-structured callable issues and raised the portfolio's exposure to intermediate maturities, both of which benefited nicely in an environment of rising interest-rate volatility. We also increased our holdings of bonds with comparatively strong call protection and trimmed exposure to bonds issued by Puerto Rico [note: Puerto Rico municipal debt is exempt from federal, state and local taxes in all states], whose prices weakened in the period due to rising worries about Puerto Rico's underlying creditworthiness.

   Our belief in an eventual economic recovery is intact and we intend to adhere to the defensive investment stance we have described. Although we expect that debt ratings for New York State and New York City may remain under pressure due to budget-deficit concerns, we feel that a ratings downgrade is already reflected in the prices of their respective securities. We have also built a certain degree of flexibility into the portfolio that should allow us to take advantage of price fluctuations and volatility.

Lori A. Cohane                Frank J. Biondo
Co-Portfolio Manager          Co-Portfolio Manager

   THE FUND'S DIVIDENDS ARE DERIVED FROM INTEREST ON NEW YORK MUNICIPAL OBLIGATIONS THAT ARE EXEMPT FROM REGULAR FEDERAL INCOME TAXES AND FROM NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES. SOME INCOME FROM THE FUND THAT IS EXEMPT FROM REGULAR FEDERAL TAXES MAY BE SUBJECT TO STATE AND CITY TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX. THIS FUND MAY BE MORE VOLATILE THAN A MORE GEOGRAPHICALLY DIVERSE MUNICIPAL FUND. IN THE AFTERMATH OF THE TERRORIST ATTACK ON SEPTEMBER 11, 2001, ISSUERS OF MUNICIPAL SECURITIES IN NEW YORK STATE AND NEW YORK CITY HAVE SUFFERED FINANCIAL DIFFICULTIES, WHICH COULD ADVERSELY AFFECT THE ABILITY OF THOSE ISSUERS TO MAKE PROMPT PAYMENTS OF PRINCIPAL AND INTEREST ON THEIR SECURITIES, AS WELL AS THE CREDIT RATING, MARKET VALUE AND YIELD OF SUCH SECURITIES. THE DEFAULT OR CREDIT-RATING DOWNGRADE OF ONE OF THESE ISSUERS COULD AFFECT THE MARKET VALUES AND MARKETABILITY OF ALL MUNICIPAL SECURITIES, THEREBY HURTING THE FUND'S PERFORMANCE. FURTHERMORE, IF THE FUND HAS DIFFICULTY FINDING ATTRACTIVE NEW YORK MUNICIPAL SECURITIES TO PURCHASE, THE FUND MAY PURCHASE SECURITIES THAT PAY INTEREST NOT EXEMPT FROM NEW YORK TAXES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE, AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2003(1)

                                                      SINCE    INCEPTION
                         1 YEAR  5 YEARS  10 YEARS  INCEPTION     DATE
                         ------  -------  --------  ---------  ----------
Common Class               7.84%    5.31%     5.28%      5.76%     4/1/87
Class A Without
   Sales Charge            7.51%      --        --       5.95%   11/30/01
Class A With Maximum
   Sales Charge            4.32%      --        --       3.54%   11/30/01

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2003(1)

                                                      SINCE      INCEPTION
                         1 YEAR  5 YEARS  10 YEARS  INCEPTION       DATE
                         ------  -------  --------  ---------   ----------
Common Class               6.52%    5.54%     5.26%      5.76%      4/1/87
Class A Without
   Sales Charge            6.32%      --        --       5.93%    11/30/01
Class A With Maximum
   Sales Char              3.12%      --        --       3.66%    11/30/01

Note: Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) Total return for Class A shares for the reporting period based on offering price (with maximum sales charge of 3.00%) was down 0.17%.
(3) The Lehman Brothers 5 Year Municipal Bond Index is an unmanaged index (with no defined investment objective) of municipal bonds with maturities of between four and six years, and is calculated by Lehman Brothers, Inc. Investors cannot invest directly in an index.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SCHEDULE OF INVESTMENTS
April 30, 2003 (Unaudited)

      PAR                                                     RATINGS+
     (000)                                                  (S&P/MOODY'S)  MATURITY   RATE%       VALUE
     -----                                                  -------------  --------   -----       -----
MUNICIPAL BONDS (97.1%)
NEW YORK (93.0%)
   $ 1,000  Battery Park City Authority, NY, Revenue
             Bonds, Senior Series A                          (AAA , Aa3)   11/01/08   5.000   $ 1,037,990
     1,200  Hempstead Town, NY, Industrial Development
             Agency, Residential Recovery, Revenue Bonds      (BBB , A3)   12/01/10   5.000     1,251,840
     1,000  Long Island Power Authority of New York,
             Electric Systems Revenue Bonds,
             (MBIA Insured) (Non-Callable)                   (AAA , Aaa)   04/01/04   5.000     1,034,960
       305  Metropolitan Transportation Authority
             New York Transport Facilities Revenue Bonds,
             Refunded Balanced Series C                      (AAA , Aaa)   07/01/14   5.125       345,797
       695  Metropolitan Transportation Authority
             New York Transport Facilities Revenue
             Bonds, Series A                                 (AAA , Aaa)   07/01/14   5.125       792,557
     1,315  Metropolitan Transportation Authority,
             Commuter Facilities Revenue Bonds,
             Series A (Non-Callable)                        (AAA , Baa1)   07/01/05   5.000     1,418,280
     2,000  Metropolitan Transportation Authority,
             Commuter Facilities Revenue Bonds,
             Series A (Non-Callable)                        (AAA , Baa1)   07/01/07   5.250     2,256,580
     2,000  Metropolitan Transportation Authority,
             Commuter Facilities Revenue Bonds,
             Series C-1 (Non-Callable)                       (AAA , Aaa)   07/01/05   6.000     2,199,720
     1,750  Metropolitan Transportation Authority,
             Commuter Facilities Revenue Bonds,
             Series D (MBIA Insured) (Non-Callable)          (AAA , Aaa)   07/01/05   6.000     1,924,755
       500  Metropolitan Transportation Authority,
             Commuter Facilities Revenue Bonds,
             Series E (AMBAC Insured)
             (Callable 07/01/07 @ $101.00)                   (AAA , Aaa)   07/01/10   5.000       552,965
       200  Metropolitan Transportation Authority,
             Commuter Facilities Revenue Bonds,
             Series E (AMBAC Insured)
             (Callable 07/01/07 @ $101.00)                   (AAA , Aaa)   07/01/11   5.000       220,420
       200  Metropolitan Transportation Authority,
             Commuter Facilities Revenue
             Bonds, Series C-1 (FGIC Insured)
             (Callable 07/01/07 @ $101.00)                   (AAA , Aaa)   07/01/22   5.500       231,008
     1,500  Metropolitan Transportation Authority,
             Commuter Facilities Revenue
             Bonds, Series R (Non-Callable)                   (AAA , A3)   07/01/07   5.500     1,707,360
       600  Metropolitan Transportation Authority, NY,
             Dedicated Tax Fund, Series A (FGIC Insured)     (AAA , Aaa)   04/01/13   5.600       698,028
     1,000  Metropolitan Transportation Authority, NY,
             Dedicated Tax Fund, Series A (Non-Callable)     (AAA , Aaa)   04/01/15   5.500     1,175,890
     1,000  Municipal Assistance Corp., New York City,
             Revenue Bonds, Series H                         (AA+ , Aa1)   07/01/07   6.250     1,161,120

                 See Accompanying Notes to Financial Statements.

      PAR                                                     RATINGS+
     (000)                                                  (S&P/MOODY'S)  MATURITY   RATE%       VALUE
     -----                                                  -------------  --------   -----       -----
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
   $ 2,000  Municipal Assistance Corp., New York City,
             Revenue Bonds, Series L                         (AA+ , Aa1)   07/01/04   6.000   $ 2,112,680
     1,000  Municipal Assistance Corp., New York City,
             Revenue Bonds, Series M                         (AA+ , Aa1)   07/01/08   5.500     1,144,860
       600  Municipal Assistance Corp., New York City,
             Revenue Bonds, Series O                         (AA+ , Aa1)   07/01/06   5.250       665,340
     1,500  Municipal Assistance Corp., New York City,
             Revenue Bonds, Series P                         (AA+ , Aa1)   07/01/08   5.000     1,681,905
     1,475  Nassau County, NY, General Obligation
             Unlimited, Series F                            (BBB , Baa2)   03/01/04   7.000     1,539,546
     3,000  New York City General Obligation Unlimited,
             Series A                                         (A , A2)     08/01/06   7.000     3,428,370
     1,050  New York City General Obligation Unlimited,
             Series D                                         (A , A2)     08/01/07   5.750     1,172,346
     1,980  New York City General Obligation Unlimited,
             Series E                                         (A , A2)     08/01/08   5.250     2,173,723
     1,000  New York City General Obligation Unlimited,
             Series F                                         (A , A2)     08/01/09   5.000     1,081,780
     1,000  New York City General Obligation Unlimited,
             Series H (Callable 03/15/11 @ $101.00)           (A , A2)     03/15/13   5.750     1,092,790
     1,000  New York City General Obligation Unlimited,
             Series H, Subseries h-1
             (Callable 08/01/04 @ $101.50)                    (A , A2)     08/01/08   6.000     1,065,430
     1,000  New York City General Obligation Unlimited,
             Series J (Callable 08/01/07 @ $101.00)           (A , A2)     08/01/11   6.125     1,121,060
     1,000  New York City Industrial Development Agency,
             YMCA Greater NY Project                        (BBB+ , Baa1)  08/01/06   6.000     1,106,730
     1,000  New York City Municipal Water Finance Authority,
             Revenue Bonds, Series D                         (AA , Aa2)    06/15/15   5.250     1,107,230
       465  New York City Transitional Finance Authority,
             PreRefunded Future Tax, Series B                (AA+ , Aa2)   02/01/08   5.500       530,825
       205  New York City Transitional Finance Authority,
             PreRefunded Future Tax, Series B                (AA+ , Aa2)   02/01/08   5.500       234,020
     1,655  New York City Transitional Finance Authority,
             PreRefunded Future Tax, Series B                (AA+ , Aa2)   02/01/08   5.500     1,868,048
     1,000  New York City Transitional Finance Authority,
             Unrefunded Future Tax Secured, Series B         (AA+ , Aa2)   02/01/29   5.250     1,091,510
       300  New York City Transitional Finance Authority
             Revenue Bonds, Series B                         (AA+ , Aa2)   05/01/07   4.750       328,530
     1,020  New York State Dormitory Authority,
             Consolidated City University Systems,
             Revenue Bonds, Series A                         (AA- , A3)    07/01/05   5.700     1,110,739
     1,000  New York State Dormitory Authority, Lenox Hill
             Hospital Obligation Group, Revenue Bonds        (A- , A3)     07/01/09   5.250     1,103,300
     1,265  New York State Dormitory Authority, Mental
             Health Services Facilities Revenue Bonds,
             Series G                                        (AAA , Aaa)   02/15/09   5.250     1,420,519

                 See Accompanying Notes to Financial Statements.

      PAR                                                        RATINGS+
     (000)                                                       (S&P/MOODY'S)  MATURITY   RATE%       VALUE
     -----                                                       -------------  --------   -----       -----
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
   $ 1,745  New York State Dormitory Authority, State
             University Dormitory Facilities Revenue
             Bonds, Series A (AMBAC Insured)                     (AAA , Aaa)   07/01/06   5.750   $ 1,961,834
     1,000  New York State Dormitory Authority, State
             University Educational Facilities, Revenue
             Bonds, Series B (Callable 05/15/08 @ $101.00)       (AA- , A3)    05/15/09   5.250     1,114,680
       250  New York State Dormitory Authority, Unrefunded
             Balance Revenue Bonds, Series B (Non-Callable)      (AA- , A3)    02/15/06   6.000       277,588
       350  New York State Dormitory Authority, Unrefunded
             Balance Revenue Bonds, Series B (Non-Callable)      (AA- , A3)    02/15/07   6.000       395,797
       520  New York State Environmental Facilities Corp.,
             Clean Water & Drinking, Revenue Bonds
             Revolving Funds, Series A (Non-Callable)            (AAA , Aaa)   04/15/10   4.250       556,359
       250  New York State Housing Finance Agency,
             New York City Health Facilities, Revenue
             Bonds, Series A                                      (A , A3)     11/01/06   6.000       280,020
     1,125  New York State Local Government Assistance
             Corp., Revenue Bonds, Series A                      (AAA , Aaa)   04/01/06   6.000     1,262,711
     1,000  New York State Local Government Assistance
             Corp., Revenue Bonds, Series A (Non-Callable)        (AA , A1)    04/01/07   6.000     1,142,130
       100  New York State Power Authority, General Purpose
             Revenue Bonds                                       (AAA , Aaa)   01/01/18   7.000       124,181
     2,000  New York State Thruway Authority, Highway &
             Bridge Revenue Bonds, Series A (Non-Callable)       (AAA , Aaa)   01/01/04   6.000     2,065,220
       800  New York State Urban Development Corp.,
             Correctional & Youth Facilities Revenue Bonds,
             Series A                                            (AA- , A3)    01/01/17   5.000       863,312
       500  New York State Urban Development Corp.,
             Correctional Capital Facilities Revenue Bonds,
             Series 4                                            (AA- , A3)    01/01/04   5.200       513,170
     1,000  New York State Urban Development Corp.,
             Correctional Capital Revenue Bonds,
             Series A, (AMBAC-TCRS Insured)                      (AAA , Aaa)   01/01/06   5.400     1,096,000
     1,000  New York State Urban Development Corp.,
             Correctional Facilities Service Contract Revenue
             Bonds, Series C (Callable 01/01/09 @ $101.00)       (AAA , Aaa)   01/01/13   6.000     1,184,710
     1,000  New York State Urban Development Corp.,
             State Facilities Revenue Bonds                      (AA- , A3)    04/01/11   5.750     1,145,340
     1,000  Port Authority NY & NJ, Revenue Bonds,
             Consolidated Series 124                             (AA- , A1)    08/01/07   5.000     1,096,120
     1,000  Rockland County New York General Obligation
             Bonds, (Callable 10/15/09 @ $101.00)                (AA- , A1)    10/15/14   5.500     1,109,630
     1,000  Triborough Bridge & Tunnel Authority, Revenue
             Bonds, Series A                                     (AAA , Aa3)   01/01/07   5.500     1,123,510
     1,420  Triborough Bridge & Tunnel Authority, Revenue
             Bonds, Series A (Callable 01/01/09 @ $101.00)       (AAA , Aa3)   01/01/18   5.125     1,623,529

                 See Accompanying Notes to Financial Statements.

      PAR                                                     RATINGS+
     (000)                                                  (S&P/MOODY'S)  MATURITY   RATE%      VALUE
     -----                                                  -------------  --------   -----      -----
MUNICIPAL BONDS (CONCLUDED)
NEW YORK (CONCLUDED)
   $ 1,000  Triborough Bridge & Tunnel Authority, Revenue
             Bonds, Series B                                 (AAA , Aa3)   01/01/09   5.500   $ 1,151,000
     1,000  Triborough Bridge & Tunnel Authority, Revenue
             Bonds, Series Y                                 (AAA , Aa3)   01/01/06   5.800     1,110,680
                                                                                              -----------
TOTAL NEW YORK (Cost $63,249,173)                                                              67,388,072
                                                                                              -----------

PUERTO RICO (4.1%)
     1,000  Puerto Rico Commonwealth Aqueduct & Sewer
             Authority, Revenue Bonds (MBIA Insured)         (AAA , Aaa)   07/01/07   6.000     1,157,410
       775  Puerto Rico Commonwealth Highway &
             Transportation Authority, Revenue Bonds,
             Series F                                         (A , Baa1)   07/01/04   5.000       807,953
       785  Puerto Rico Public Buildings Authority,
             Government Facilities Revenue Bonds, Series C   (A- , Baa1)   07/01/05   5.000       835,624
       200  University of Puerto Rico, Revenue Bonds,
             Series M (MBIA Insured)
             (Callable 06/01/05 @ $101.50)                   (AAA , Aaa)   06/01/15   5.500       217,788
                                                                                              -----------
TOTAL PUERTO RICO (Cost $2,859,279)                                                             3,018,775
                                                                                              -----------
TOTAL MUNICIPAL BONDS (Cost $66,108,452)                                                       70,406,847
                                                                                              -----------

     NUMBER
       OF
     SHARES
    -------
SHORT-TERM INVESTMENT (0.5%)
   359,526  Blackrock Provident New York Money Fund
             (Cost $359,526)                                                                      359,526
                                                                                              -----------
TOTAL INVESTMENTS AT VALUE (97.6%) (Cost $66,467,978)                                          70,766,373
OTHER ASSETS IN EXCESS OF LIABILITIES (2.4%)                                                    1,704,030
                                                                                              -----------
NET ASSETS (100.0%)                                                                          $ 72,470,403
                                                                                              ===========

                                 INVESTMENT ABBREVIATIONS
                          AMBAC = American Municipal Bond Assurance Corporation
                           FGIC = Financial Guaranty Insurance Company
                           MBIA = MBIA Insurance Corporation
                           TCRS = Transferable Custodial Receipts

----------
+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

ASSETS
   Investments at value (Cost $66,467,978) (Note 1)                  $ 70,766,373
   Interest receivable                                                  1,008,363
   Receivable for fund shares sold                                        831,379
   Receivable from investment adviser (Note 2)                              3,572
   Prepaid expenses                                                         4,918
                                                                     ------------
     Total Assets                                                      72,614,605
                                                                     ------------

LIABILITIES
   Administrative services fee payable (Note 2)                            13,297
   Distribution fee payable (Note 2)                                           89
   Dividend payable                                                        24,992
   Payable for fund shares redeemed                                        23,099
   Trustees' fee payable                                                      710
   Other accrued expenses payable                                          82,015
                                                                     ------------
     Total Liabilities                                                    144,202
                                                                     ------------

NET ASSETS
   Capital stock, $0.001 par value (Note 5)                                 6,748
   Paid-in capital (Note 5)                                            67,872,431
   Accumulated net realized gain on investments                           292,829
   Net unrealized appreciation from investments                         4,298,395
                                                                     ------------
     Net Assets                                                      $ 72,470,403
                                                                     ============

COMMON SHARES
   Net assets                                                          72,005,846
   Shares outstanding                                                   6,705,109
                                                                     ------------
   Net asset value, offering price, and redemption price per share   $      10.74
                                                                     ============

A SHARES
   Net assets                                                             464,557
   Shares outstanding                                                      43,188
                                                                     ------------
   Net asset value and redemption price per share                    $      10.76
                                                                     ============
   Maximum offering price per share (net asset value/(1-3.00%))      $      11.09
                                                                     ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2003 (Unaudited)

INTEREST INCOME (Note 1)                                              $ 1,640,103

EXPENSES
   Investment advisory fees (Note 2)                                      158,318
   Administrative services fees (Note 2)                                   68,998
   Distribution fees (Note 2)                                                 859
   Registration fees                                                       39,467
   Legal fees                                                              34,927
   Printing fees (Note 2)                                                  28,972
   Transfer agent fees (Note 2)                                            25,111
   Audit fees                                                              11,996
   Trustees' fees                                                           7,119
   Custodian fees                                                           4,758
   Insurance expense                                                        4,512
   Interest expense                                                         1,764
   Miscellaneous expense                                                    1,960
                                                                      -----------
     Total expenses                                                       388,761
   Less: fees waived (Note 2)                                            (150,425)
                                                                      -----------
     Net expenses                                                         238,336
                                                                      -----------
      Net investment income                                             1,401,767
                                                                      -----------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
   Net realized gain from investments                                     292,884
   Net change in unrealized appreciation (depreciation)
     from investments                                                     586,662
                                                                      -----------
   Net realized and unrealized gain from investments                      879,546
                                                                      -----------
   Net increase in net assets resulting from operations               $ 2,281,313
                                                                      ===========

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS


                                                       FOR THE SIX MONTHS
                                                             ENDED          FOR THE YEAR
                                                         APRIL 30, 2003         ENDED
                                                          (UNAUDITED)     OCTOBER 31, 2002
                                                       ------------------ ----------------
FROM OPERATIONS
  Net investment income                                     $  1,401,767     $  3,439,213
  Net realized gain from investments                             292,884        1,404,525
  Net change in unrealized appreciation (depreciation)
    from investments                                             586,662         (530,357)
                                                           -------------    --------------
   Net increase in net assets resulting from operations        2,281,313        4,313,381
                                                           -------------    --------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
   Common Class shares                                        (1,390,171)      (3,438,226)
   Class A shares                                                (11,596)            (987)
  Distributions from net realized gains
   Common Class shares                                        (1,379,597)        (627,756)
   Class A shares                                                (19,072)              (7)
                                                           -------------    --------------
    Net decrease in net assets resulting from dividends
      and distribuns                                          (2,800,436)      (4,066,976)
                                                           -------------    --------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
  Proceeds from sale of shares                                21,288,733       46,489,121
  Reinvestment of dividends and distributions                  2,590,540        3,582,449
  Net asset value of shares redeemed                         (34,464,350)     (80,114,680)
                                                           -------------    --------------
   Net decrease in net assets from capital share
     transactions                                            (10,585,077)     (30,043,110)
                                                           -------------    --------------

  Net decrease in net assets                                 (11,104,200)     (29,796,705)
NET ASSETS
  Beginning of period                                         83,574,603      113,371,308
                                                           -------------    --------------
  End of period                                             $ 72,470,403     $ 83,574,603
                                                           =============    =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                               FOR THE SIX MONTHS
                                                     ENDED                        FOR THE YEAR ENDED OCTOBER 31,
                                                 APRIL 30, 2003       --------------------------------------------------------
                                                  (UNAUDITED)           2002         2001        2000       1999       1998
                                               ------------------     ---------    ---------   --------   --------   ---------
PER SHARE DATA
  Net asset value, beginning of period         $            10.81     $   10.74    $   10.24   $  10.04   $  10.54   $   10.35
                                               ------------------     ---------    ---------   --------   --------   ---------

INVESTMENT OPERATIONS
  Net investment income                                      0.19(1)       0.38(1)      0.43       0.44       0.42        0.44
  Net gain (loss) on investments
    (both realized and unrealized)                           0.11          0.13         0.50       0.20      (0.44)       0.19
                                               ------------------     ---------    ---------   --------   --------   ---------
      Total from investment operations                       0.30          0.51         0.93       0.64      (0.02)       0.63
                                               ------------------     ---------    ---------   --------   --------   ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                      (0.19)        (0.38)       (0.43)     (0.44)     (0.42)      (0.44)
  Distributions from net realized gains                     (0.18)        (0.06)          --         --      (0.06)         --
                                               ------------------     ---------    ---------   --------   --------   ---------
      Total dividends and distributions                     (0.37)        (0.44)       (0.43)     (0.44)     (0.48)      (0.44)
                                               ------------------     ---------    ---------   --------   --------   ---------
NET ASSET VALUE, END OF PERIOD                 $            10.74     $   10.81    $   10.74   $  10.24   $  10.04   $   10.54
                                               ==================     =========    =========   ========   ========   =========
      Total return(2)                                        2.82%         4.91%        9.20%      6.54%     (0.26)%      6.24%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)     $           72,006     $  83,434    $ 113,371   $ 74,948   $ 83,934   $ 106,922
    Ratio of expenses to average net assets(3)               0.60%(4)      0.60%        0.60%      0.62%      0.61%       0.60%
    Ratio of net investment income
      to average net assets                                  3.54%(4)      3.58%        4.03%      4.37%      4.03%       4.24%
    Decrease reflected in above operating
      expense ratios due to waivers                          0.38%(4)      0.25%        0.16%      0.11%      0.10%       0.07%
  Portfolio turnover rate                                       2%           34%          51%        29%        55%         37%

----------
(1) Per share information is calculated using the average share outstanding method.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999 and 1998, respectively. The Common Class shares' net operating expense ratio after reflecting these arrangements was .60% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. For the six months ended April 30, 2003 and for the year ended October 31, 2002, there were no transfer agent credits.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                          FOR THE SIX MONTHS
                                                                ENDED            FOR THE PERIOD
                                                            APRIL 30, 2003           ENDED
                                                             (UNAUDITED)        OCTOBER 31, 2002(1)
                                                          -------------------   -------------------
PER SHARE DATA
  Net asset value, beginning of period                           $ 10.81            $ 10.61
                                                                 -------            -------

INVESTMENT OPERATIONS
  Net investment income(2)                                          0.18               0.31
  Net gain on investments
    (both realized and unrealized)                                  0.13               0.26
                                                                 -------            -------
      Total from investment operations                              0.31               0.57
                                                                 -------            -------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                             (0.18)             (0.31)
  Distributions from net realized gains                            (0.18)             (0.06)
                                                                 -------            -------
      Total dividends and distributions                            (0.36)             (0.37)
                                                                 -------            -------
NET ASSET VALUE, END OF PERIOD                                   $ 10.76            $ 10.81
                                                                 =======            =======
      Total return(3)                                               2.88%              5.46%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                       $   465            $   140
    Ratio of expenses to average net assets(4),(5)                  0.85%              0.85%
    Ratio of net investment income to average net
      assets(5)                                                     3.38%              3.21%
    Decrease reflected in above operating expense ratios
      due to waivers(5)                                             0.38%              0.36%
  Portfolio turnover rate                                              2%                34%

----------
(1) For the period November 30, 2001 (inception date) through October 31, 2002.

(2) Per share information is calculated using the average share outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements had no effect on the Class A shares' expense ratio.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Credit Suisse New York Municipal Fund, (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to maximize current interest income exempt from regular federal income taxes, New York State and New York City personal income taxes, to the extent consistent with prudent investment management and the preservation of capital. The Fund was organized under the laws of the Commonwealth of Massachusetts as a business trust on December 23, 1986.

  The Fund is authorized to offer two classes of shares: Common Class and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the difference in the range of services provided to them. Effective December 12, 2001, the Common Class closed to new investors. Common Class shares are not subject to distribution fees. Class A shares are sold subject to a front-end sales charge of up to 3.00% and bear expenses pursuant to a distribution plan at an annual rate of 0.25% of the average daily net assets of the Fund's Class A shares. For the period November 30, 2001 (inception date) through February 26, 2002 the Class A shares were sold with a front-end sales charge of up to 4.75%. Effective February 27, 2002, the front-end sales charge was reduced from 4.75% to 3.00%.

  A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. The Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If no sales are reported, equity investments are generally valued at the most recent bid price. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees under procedures established by the Board of Trustees in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board of Trustees determines that using this method would not reflect an investment's fair value.

  B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by the use of specific identification method for both financial reporting and income tax purposes.

  C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

  D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

  E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

  F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

  G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity may be invested in a variety of investments including certain CSAM-advised funds or the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund had no securities out on loan during the six months ended April 30, 2003.

  Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. Prior to April 1, 2003, CSFB had agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as sercurities lending agent and had voluntarily waived such fees through March 31, 2003. Effective April 1, 2003, the Fund and CSFB entered into an arrangement to share the income earned from securities lending activities, whereby, generally, the Fund will receive 75% and CSFB will receive 25% of the income, in accordance with the provisions of the securities lending agency agreement. If CSFB should enter into a securities lending agency agreement with another comparable investment company client under which it will receive a smaller proportion of the fees, its fee agreement with the Fund shall be reduced to such lower fee amount.

  H) OTHER -- The interest on New York municipal obligations is excluded from gross income for federal income tax purposes and exempt from New York state and New York City personal income taxes. A portion of income may be subject to state and City taxes or the federal alternative minimum tax. This Fund may be riskier than a more geographically-diverse municipal fund.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

  CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.40% of the Fund's average daily net assets. For the six months ended April 30, 2003, investment advisory fees earned and voluntarily waived were $158,318 and $150,425, respectively.

  Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB, serve as co-administrators to the Fund.

  For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the six months ended April 30, 2003, co-administrative services fees earned by CSAMSI were $39,579.

  For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds/Portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio.

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------           ----------------------------------
           First $5 billion                   0.050% of average daily net assets
           Next $5 billion                    0.035% of average daily net assets
           Over $10 billion                   0.020% of average daily net assets

  For the six months ended April 30, 2003, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $29,419.

  In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor to the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the six months ended April 30, 2003, distribution fees earned by CSAMSI were $859.

  Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the six months ended April 30, 2003, the Fund reimbursed CSAM $18,616, which is included in the Fund's transfer agent expense.

  Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2003, Merrill was paid $5,405 for its services to the Fund.

NOTE 3. LINE OF CREDIT

  The Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $150 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent for temporary or emergency purposes. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2003, the Fund had no loans outstanding under the Credit Facility. During the six months ended April 30, 2003, the Fund had borrowings under the Credit Facility as follows:

        AVERAGE DAILY              WEIGHTED AVERAGE             MAXIMUM DAILY
         LOAN BALANCE               INTEREST RATE              LOAN OUTSTANDING
        -------------              ----------------            ----------------
          $ 1,016,000                    1.803%                  $ 2,875,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

  For the six months ended April 30, 2003, purchases and sales of investment securities (excluding short-term investments) were $1,659,624 and $13,858,484, respectively.

  At April 30, 2003, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and net unrealized appreciation (based on cost for federal income tax purposes) were:
$66,467,978, $4,298,700, $(305) and $4,298,395, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

  The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares and an unlimited number of shares are classified as Class A shares. Transactions in capital shares for each class were as follows:

                                                               COMMON CLASS
                                        ------------------------------------------------------------
                                         FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                        APRIL 30, 2003 (UNAUDITED)            OCTOBER 31, 2002
                                        ------------------------------------------------------------
                                            SHARES         VALUE             SHARES         VALUE
                                        -------------   ------------      ------------  -------------
Shares sold                                 1,864,988   $  20,014,003        4,296,791  $  45,999,534
Shares issued in reinvestment
  of dividends and distributions              240,188       2,561,649          337,029      3,581,710
Shares redeemed                            (3,120,827)    (33,491,330)      (7,469,943)   (79,767,013)
                                        -------------   ------------      ------------   ------------
Net decrease                               (1,015,651)  $ (10,915,678)      (2,836,123) $ (30,185,769)
                                        =============   =============     ============   ============

                                                                  CLASS A
                                        -----------------------------------------------------------
                                        FOR THE SIX MONTHS ENDED             FOR THE PERIOD ENDED
                                        APRIL 30, 2003 (UNAUDITED)            OCTOBER 31, 2002(1)
                                        -----------------------------------------------------------
                                           SHARES          VALUE            SHARES         VALUE
                                        -------------  -------------     ------------  ------------
Shares sold                                   118,175    $ 1,274,730           45,776     $ 489,587
Shares issued in reinvestment
  of dividends and distributions                2,712         28,891               68           739
Shares redeemed                               (90,682)      (973,020)         (32,861)     (347,667)
                                        -------------  -------------     ------------  ------------
Net increase                                   30,205    $   330,601           12,983     $ 142,659
                                        =============  =============     ============  ============

----------
  (1)For the period November 30, 2001 (inception date) through October 31, 2002.

  On April 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                                    NUMBER OF       APPROXIMATE PERCENTAGE
           CLASS                  SHAREHOLDERS       OF OUTSTANDING SHARES
           -----                  ------------       ---------------------
           Common Class                 2                       46%
           Class A                      7                       82%

  Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

CREDIT SUISSE NEW YORK MUNICIPAL FUND
SHAREHOLDER MEETING RESULTS (UNAUDITED)

A special meeting of shareholders of Credit Suisse New York Municipal Fund (the "Fund") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003 and adjourned to May 2, 2003 and May 16, 2003. The following matters were voted upon by the shareholders of the Fund and the results are presented below. Shares delivered not voted are included on the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Trustees:

                                       FOR                 WITHHELD
                                  ------------      -----------------
           Richard H. Francis        5,443,206              150,160
           Jack W. Fritz             5,443,160              150,207
           Joseph D. Gallagher       5,446,220              147,147
           Jeffrey E. Garten         5,443,031              150,336
           Peter F. Krogh            5,444,197              149,170
           James S. Pasman, Jr.      5,441,699              151,668
           Steven N. Rappaport       5,446,699              146,668
           William W. Priest         5,443,376              149,991

           Total Eligible Shares     7,645,672
           Total Shares Voted        5,593,367
           % of Shares Voted             73.16%

2-A. To Modify the Fundamental Investment Restriction on Borrowing Money:

                                             % OF TOTAL SHARES     % OF TOTAL
                                  SHARES         OUTSTANDING        SHARES VOTED
                                -----------  ------------------   --------------
        For                       4,270,379         55.85%            76.35%
        Against                     200,406          2.62%             3.58%
        Abstain                     122,421          1.60%             2.19%
        Broker Non-votes          1,000,160         13.08%            17.88%

2-B. To Modify the Fundamental Investment Restriction on Lending:

                                             % OF TOTAL SHARES      % OF TOTAL
                                  SHARES        OUTSTANDING        SHARES VOTED
                                -----------  ------------------   --------------
        For                       4,286,872         56.07%            76.64%
        Against                     179,584          2.35%             3.21%
        Abstain                     126,750          1.66%             2.27%
        Broker Non-votes          1,000,160         13.08%            17.88%

2-C. To Modify the Fundamental Investment Restriction on Real Estate
Investments:

                                             % OF TOTAL SHARES      % OF TOTAL
                                  SHARES        OUTSTANDING        SHARES VOTED
                                -----------  ------------------   --------------
        For                       4,239,511         55.45%            75.80%
        Against                     207,531          2.71%             3.71%
        Abstain                     146,164          1.91%             2.61%
        Broker Non-votes          1,000,160         13.08%            17.88%

2-D. To Remove the Fundamental Investment Restriction on Short Sales:

                                             % OF TOTAL SHARES     % OF TOTAL
                                  SHARES        OUTSTANDING        SHARES VOTED
                                -----------  ------------------   --------------
        For                       4,267,029         55.81%            76.29%
        Against                     204,663          2.68%             3.66%
        Abstain                     121,514          1.59%             2.17%
        Broker Non-votes          1,000,160         13.08%            17.88%

2-E. To Remove the Fundamental Investment Restriction on Margin Transactions:

                                             % OF TOTAL SHARES     % OF TOTAL
                                  SHARES        OUTSTANDING        SHARES VOTED
                                -----------  ------------------   --------------
        For                       4,223,057         55.24%            75.50%
        Against                     248,635          3.25%             4.45%
        Abstain                     121,514          1.59%             2.17%
        Broker Non-votes          1,000,160         13.08%            17.88%

2-F. To Remove the Fundamental Investment Restriction on Investments in Oil, Gas and Mineral Programs:

                                             % OF TOTAL SHARES     % OF TOTAL
                                  SHARES       OUTSTANDING        SHARES VOTED
                                -----------  ------------------   --------------
        For                       4,250,133         55.59%            75.99%
        Against                     196,352          2.57%             3.51%
        Abstain                     146,721          1.92%             2.62%
        Broker Non-votes          1,000,160         13.08%            17.88%

2-G. To Remove the Fundamental Investment Restriction on Investments in Securities Issued by Other Investment Companies:

                                             % OF TOTAL SHARES     % OF TOTAL
                                  SHARES        OUTSTANDING        SHARES VOTED
                                -----------  ------------------   --------------
        For                       4,252,445         55.62%            76.03%
        Against                     195,318          2.56%             3.49%
        Abstain                     145,443          1.90%             2.60%
        Broker Non-votes          1,000,160         13.08%            17.88%

3. To Change the Fund's Investment Objective from Fundamental to
Non-Fundamental:

                                             % OF TOTAL SHARES      % OF TOTAL
                                  SHARES        OUTSTANDING        SHARES VOTED
                                -----------  ------------------   --------------
        For                       3,938,253         51.51%            70.41%
        Against                     509,758          6.67%             9.11%
        Abstain                     145,196          1.90%             2.60%
        Broker Non-votes          1,000,160         13.08%            17.88%

4-A. To Amend the Charter Document to Allow Involuntary Redemptions:

                                             % OF TOTAL SHARES      % OF TOTAL
                                  SHARES        OUTSTANDING        SHARES VOTED
                                -----------  ------------------   --------------
        For                       3,963,737         51.84%            70.86%
        Against                     489,776          6.41%             8.76%
        Abstain                     139,693          1.83%             2.50%
        Broker Non-votes          1,000,160         13.08%            17.88%

4-B. To Amend the Charter Document to Allow Reorganization of the Fund or its Series Without Shareholder Approval:

                                             % OF TOTAL SHARES      % OF TOTAL
                                  SHARES        OUTSTANDING        SHARES VOTED
                                -----------  ------------------   --------------
        For                       3,915,818         51.22%            70.01%
        Against                     537,113          7.03%             9.60%
        Abstain                     140,276          1.84%             2.51%
        Broker Non-votes          1,000,160         13.08%            17.88%

CREDIT SUISSE NEW YORK MUNICIPAL FUND
PRIVACY POLICY NOTICE

  We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

  In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

  We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

  We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

  We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

  NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

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

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

P.O.Box 55030, BOSTON, MA 02205-5030
800-927-2874 -www.csam-americas.com

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES,INC., DISTRIBUTOR.        CSNYM-3-0403

ITEM 2. CODE OF ETHICS.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

(b) The certifications of the Registrant as required by Rule 30a-2 under the Act are exhibits to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Credit Suisse New York Municipal Fund


          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title:   Chief Executive Officer
          Date:   July 2, 2003

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title:   Chief Executive Officer
          Date:   July 2, 2003

          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title:   Chief Financial Officer
          Date:   July 2, 2003